Offtake and prepayment agreements (Details) - USD ($)		1 Months Ended			2 Months Ended
	Jan. 31, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Mar. 31, 2025	Mar. 27, 2025
Vitol
Offtake And Prepayment Agreements [Line Items]
Initial maximum committed amount				$ 300,000,000
Committed amount decreased in each month				$ 10,000,000
Proceeds from offtake and prepayment agreements		$ 152,000,000
Vitol | Offtake and prepayment agreements
Offtake And Prepayment Agreements [Line Items]
Repayments of offtake and prepayment agreements					$ 126,370,000
Offtake and prepayment agreements amounts paid in kind					$ 6,399,000
Outstanding amount						$ 19,231,000
Vitol | SOFR
Offtake And Prepayment Agreements [Line Items]
Spread on variable rate				3.75%
Vitol | Minimum
Offtake And Prepayment Agreements [Line Items]
Term of offtake and prepayment agreements				20 months
Vitol | Maximum
Offtake And Prepayment Agreements [Line Items]
Term of offtake and prepayment agreements				36 months
Vitol | Maximum | Offtake and prepayment agreements
Offtake And Prepayment Agreements [Line Items]
Proceeds from offtake and prepayment agreements	$ 152,000,000
Trafigura
Offtake And Prepayment Agreements [Line Items]
Term of offtake and prepayment agreements			12 months
Initial maximum committed amount			$ 100,000,000
Trafigura | SOFR
Offtake And Prepayment Agreements [Line Items]
Spread on variable rate			3.50%